Restricted Investments - Disclosure of Restricted Investments (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Total restricted investments	R 3,535	R 3,301
Investments held by environmental trust funds
Disclosure of financial assets [line items]
Total restricted investments	3,513	3,273	R 3,238
Investments held by social trust funds
Disclosure of financial assets [line items]
Total restricted investments	R 22	R 28